Long-Term Debt - Additional Information (Detail) $ in Thousands, $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022 CAD ($)	Jun. 30, 2021 CAD ($)	Jun. 30, 2022 CAD ($)	Jun. 30, 2021 CAD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2020 USD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings maturity						December 15, 2024
Repayment of unsecured notes	$ 0	$ 40,000	$ 0	$ 40,000	$ 40,000	$ 0	$ 0
Long term debt repayment of principal year five	228,700		228,700		216,100
Long term debt repayment of principal after year five	120,200		120,200		$ 118,700
Senior unsecured 2024 and 2027 [member]
Disclosure of detailed information about borrowings [line items]
Unsecured notes issued						266,900
Senior unsecured 2024 [member]
Disclosure of detailed information about borrowings [line items]
Unsecured notes issued						$ 15,000		$ 105.0
Senior unsecured 2024 [member] | Canada, Dollars
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate						4.50%		4.50%
Senior unsecured 2024 [member] | United States of America, Dollars
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate						4.67%		4.67%
Senior unsecured 2027 [member]
Disclosure of detailed information about borrowings [line items]
Unsecured notes issued						$ 70,000
Borrowings maturity						December 15, 2027
Unsecured notes outstanding						$ 30,000
Senior unsecured 2027 [member] | Canada, Dollars
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate						4.79%		4.79%
Senior unsecured 2027 [member] | United States of America, Dollars
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate						4.87%		4.87%
Drawings On Bank Facility [Member]
Disclosure of detailed information about borrowings [line items]
Line of credit maximum borrowing capacity	660,000		660,000			$ 660,000
Estimated increase in borrowing capacity	150,000		$ 150,000			$ 150,000
Long term debt weighted average interest rate over a period of time			2.60%		2.10%	2.30%
Drawings On Bank Facility [Member] | Restated Syndicated Revolving Credit Facility Maturing On June Thirtieth Two Thousand And Twenty Five [Member]
Disclosure of detailed information about borrowings [line items]
Line of credit maximum borrowing capacity	725,000		$ 725,000			$ 725,000
Drawings On Bank Facility [Member] | Restated Syndicated Revolving Credit Facility Maturing On June Thirtieth Two Thousand And Twenty Three [Member]
Disclosure of detailed information about borrowings [line items]
Line of credit maximum borrowing capacity	65,000		65,000			$ 65,000
Drawings On Asset Based Facility [Member]
Disclosure of detailed information about borrowings [line items]
Credit facility availed	$ 52,500	52,500	$ 52,500	$ 52,500
Long term debt weighted average interest rate over a period of time			3.10%		3.00%	0.00%
Unsecured notes 2021 [member]
Disclosure of detailed information about borrowings [line items]
Repayment of unsecured notes		$ 40,000